LEASES (Details - Finance lease info) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finance lease liabilities
Current portion	$ 31	$ 29
Non-current portion	49	72
Total finance lease liabilities	80	101
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Motor vehicle	239	239
Accumulated depreciation	(72)	(48)
Motor vehicle, net	$ 167	$ 191